ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	329,336,616	263,994,880
Allowance for doubtful accounts	(29,593,693)	(169,038,710)

Accounts receivable, net	299,742,923	94,956,170

The movement of the allowance for doubtful accounts was as follows:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	3,307,381	4,549,366	29,593,693
Additions	1,272,454	25,044,327	139,445,017
Write-off	(30,469)	—	—
Balance at the end of the year	4,549,366	29,593,693	169,038,710